Loans (Tables)	12 Months Ended
Dec. 31, 2025
Loans [Abstract]
Schedule of Short-Term Bank Loans

Short-term bank loans consisted of the following:

	December 31, 2025	December 31, 2024
Huaxia Bank (1)	$428,844	$411,043
Bank of China (2)	-	1,096,116
Total short-term bank loans	$428,844	$1,507,159

(1)

On December 20, 2024, Xinjiang United Family entered into a loan agreement with Huaxia Bank to borrow RMB3.0 million ($411,043) as working capital for three months, with a maturity date of March 19, 2025. The loan bears a fixed interest rate of 5.00% per annum. The loan was guaranteed by Ms. Baolin Wang, the legal representative of Xinjiang United Family, and Urumqi Plastic Surgery Hospital Co., Ltd., a related party that is controlled by Mr. Gang Li, the Chairman of the Company. The loan was repaid on March 19, 2025.

Subsequently, on March 24, 2025, Xinjiang United Family entered into another loan agreement with Huaxia Bank to borrow RMB3.0 million ($428,844) as working capital for a year, with a maturity date of March 24, 2026. This loan bears a fixed interest rate of 3.5% per annum. The loan was guaranteed by Ms. Baolin Wang, and Urumqi Meihe Cancer Rehabilitation Hospital Co., Ltd., a related party that is controlled by Mr. Gang Li’s family member. The loan was repaid in full upon maturity.

(2)	On September 12, 2024, Xinjiang United Family entered into a loan agreement with Bank of China to borrow RMB10.0 million ($1,370,145) as working capital for a year, with a maturity date of September 11, 2025. The loan bears a fixed interest rate of 3.45% per annum. The Company is required to make a quarterly installment payment of RMB 2.0 million ($274,029) within the term of the loan, with last installment of RMB 4.0 million ($548,058) to be paid at maturity date. The loan is guaranteed by Mr. Gang Li and his family member, Ms. Ying Xiong. In addition, Xinjiang United Family pledged its trademark rights as collateral to guarantee the Company’s loan from Bank of China. Such trademarks are internally developed and have been expensed as incurred under U.S. GAAP, and therefore have no carrying value in the consolidated financial statements. The loan was repaid in full upon maturity.

Schedule of Long-Term Bank Loans

Long-term bank loans consisted of the following:

	December 31, 2025	December 31, 2024
Tianshan Rural Commercial Bank (1)	$3,030,498	$-
Bank of China (2)	1,986,977	-
Total long-term bank loans	$5,017,475	$-

Long-term bank loans - current	$371,665	$-

Long-term bank loans - non-current	$4,645,810	$-

(1)

On January 22, 2025, Xinjiang United Family entered into a loan agreement with Tianshan Rural Commercial Bank to borrow RMB12.0 million ($1,715,376) as working capital for three years, with a maturity date of January 19, 2028. The loan bears a fixed interest rate of 5.0% per annum. The Company is required to make a semi-annual installment payment of RMB 0.6 million ($85,769) within the term of the loan, with last installment of RMB 9.0 million ($1,286,532) to be paid at maturity date. The loan is guaranteed by Mr. Gang Li and his family member, Ms. Ying Xiong, as well as Urumqi Plastic Surgery Hospital Co., Ltd., a related party that is controlled by Mr. Gang Li.

On March 24, 2025, Xinjiang United Family entered into another loan agreement with Tianshan Rural Commercial Bank to borrow RMB10.0 million ($1,429,480) as working capital for two years, with a maturity date of March 23, 2027. The loan bears a fixed interest rate of 4.5% per annum. The Company is required to make a semi-annual installment payment of RMB 0.2 million ($28,590) within the term of the loan, with last installment of RMB 9.4 million ($1,343,711) to be paid at maturity date. The loan is guaranteed by Mr. Gang Li and his family member, Ms. Ying Xiong, and Urumqi Mary Maternity and Gynecology Hospital Co., Ltd., a related party that is controlled by Mr. Gang Li. In addition, the loan is also guaranteed by two third-party companies, as well as these two companies’ legal representatives and their family members.

As of date of this report, these two loans were repaid as scheduled.

(2)

On June 19, 2025, Xinjiang United Family entered into a loan agreement with Bank of China to borrow RMB10.0 million ($1,429,480) as working capital for two years, with a maturity date of June 19, 2027. The loan bears a floating rate of China’s Loan Prime Rate (“LPR”), with every twelve months adjustments starting from the loan disbursement date. The Company is required to make a semi-annual installment payment of RMB 0.3 million ($42,884) within the term of the loan, with last installment of RMB 9.1 million ($1,300,827) to be paid at maturity date. The loan is guaranteed by Mr. Gang Li and his family member, Ms. Ying Xiong.

On September 16, 2025, George Chanson Trading entered into a loan agreement with Bank of China to borrow RMB4.2 million ($600,382) as working capital for three years, with a maturity date of September 15, 2028. The loan bears a floating rate of China’s Loan Prime Rate (“LPR”), with every twelve months adjustments starting from the loan disbursement date. The Company is required to make a semi-annual installment payment of RMB 0.2 million ($28,590) within the term of the loan, with last installment of RMB 3.2 million ($457,434) to be paid at maturity date. The loan is guaranteed by Mr. Gang Li and his family member, Ms. Ying Xiong, as well as the other subsidiary of the Company, Xinjiang United Family.

As of date of this report, these two loans were repaid as scheduled.

Schedule of Future Maturities of Long-Term Bank Loans	The future maturities of long-term bank loans as of December 31, 2025 were as follows:
Twelve months ended December 31:
2026	$371,665
2027	2,873,255
2028	1,772,555
Total	$5,017,475